OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Deferred rent liabilities	$ 15,357	$ 11,749
Staff cost accruals	14,579	47,979
Other liabilities	11,952	13,778
Other deposits received	7,399	7,456
Other long-term liabilities	$ 49,287	$ 80,962